Basis of preparation - Disclosure of strategic reorganization impact (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change In Strategic Plans [Line Items]
Cost of revenues	€ 155,627	€ 136,360	€ 151,400
Research and development costs	11,145	5,784	5,619
Gains/(losses) on disposal of investments	1,839	98	(20)
Share of the profit/(loss) of equity method investees	1,271	33	(491)
Total	26,254	€ (3,687)	€ (22,376)
Total
Change In Strategic Plans [Line Items]
Cost of revenues	10,057
Research and development costs	6,222
Gains/(losses) on disposal of investments	1,571
Share of the profit/(loss) of equity method investees	953
Total	18,803
Platform impairments
Change In Strategic Plans [Line Items]
Cost of revenues	2,730
Research and development costs	3,853
Gains/(losses) on disposal of investments	0
Share of the profit/(loss) of equity method investees	0
Total	6,583
Costs related to product plan realignments and program cancellations
Change In Strategic Plans [Line Items]
Cost of revenues	6,989
Research and development costs	2,083
Gains/(losses) on disposal of investments	0
Share of the profit/(loss) of equity method investees	0
Total	9,072
Battery JVs
Change In Strategic Plans [Line Items]
Cost of revenues	0
Research and development costs	0
Gains/(losses) on disposal of investments	1,571
Share of the profit/(loss) of equity method investees	483
Total	2,054
Hydrogen fuel cell program discontinuation
Change In Strategic Plans [Line Items]
Cost of revenues	338
Research and development costs	286
Gains/(losses) on disposal of investments	0
Share of the profit/(loss) of equity method investees	470
Total	€ 1,094